Leases (Tables)	12 Months Ended
Dec. 31, 2022
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Right of use assets
Information about leases for which the Company is a lessee is presented below:
Right of use assets

	Aircraft	Real estate	Total
Balance at January 1, 2020	$260,647	$30,196	$290,843
Additions	21,706	(1,888)	19,818
Impairment	(1,541)	—	(1,541)
Depreciation expense	(88,451)	(6,390)	(94,841)

Balance at December 31, 2020	$192,361	$21,918	$214,279
Additions/(Terminations)	29,157	1,085	30,242
Depreciation expense	(73,687)	(4,506)	(78,193)

Balance at December 31, 2021	$147,831	$18,497	$166,328
Additions/(Terminations)	132,122	10,069	142,191
Depreciation expense	(69,167)	(4,972)	(74,139)

Balance at December 31, 2022	$210,786	$23,594	$234,380

Lease liabilities
Lease liabilities

	2022	2021
Current portion of lease liability
Aircraft	$74,906	$70,061
Real estate	5,178	3,856

	$80,084	$73,917

Long-term lease liability
Aircraft	$135,609	$86,167
Real estate	22,680	18,567

	$158,289	$104,734

	$238,373	$178,651

Disclosure Of Cash Flows For Leases	Total cash outflow for leases for the years ended as December 31, 2022 and 2021:

	2022	2021
Aircraft	$79,812	$81,936
Real estate	5,832	5,862

	$85,644	$87,798

Disclosure Of Lease Expenses
Amounts recognized in the consolidated statement of profit or loss related to leases:

	2022	2021	2020
Depreciation and amortization
Aircraft	$69,167	$73,687	$88,451
Real estate	4,972	4,506	6,390

	$74,139	$78,193	$94,841
Impairment of non financial assets
Aircraft	$—	$—	$1,541
Other operating and administrative expenses
Short-term leases	$9,530	$440	$90
Leases of low-value assets	377	279	330
Variable lease payments not include in the measurement of lease liabilities	3,222	1,352	827
Variable lease payments by rental concessions received	—	(1,295)	(489)

	$12,259	$776	$758
Finance cost
Aircraft	$5,153	$5,480	$8,185
Real estate	1,473	1,326	1,717
Unwinding of discount and changes in the discount rate	819	762	832

	$7,445	$7,568	$10,734

	$93,843	$86,537	$107,874